Property, Plant and Equipment - Summary of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ 102,523	€ 111,086	€ 115,190
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	57,035	61,271
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	19,831	23,406
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	17,800	17,830
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,250	4,552
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	2,334	2,562
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,260	1,463
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ 13	€ 2